Shareholder Report	4 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Goldman Sachs ETF Trust
Entity Central Index Key		0001479026
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000244420
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Nasdaq-100 Core Premium Income ETF
Trading Symbol	GPIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Nasdaq-100 Core Premium Income ETF (the “Fund”) for the period of September 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIQ	$10	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market rose in September 2024, as long-held expectations of interest rate cuts by the Federal Reserve finally materialized, heightening soft economic landing optimism. In the fourth quarter, the U.S. equity market continued to rally, especially following the U.S. presidential election, as reduced market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve investor sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

This actively-managed Fund invests in a portfolio of stocks comprised significantly of those included in the Fund's benchmark index—the NASDAQ-100 (Index)—and uses a dynamic option overwrite strategy as it seeks to deliver current income while maintaining prospects for capital appreciation.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Nasdaq 100 (Total Return, Unhedged, USD)	S&P 500® Index
10/24/23	$10,000	$10,000	$10,000
12/23	$11,039	$11,433	$11,267
12/24	$13,595	$14,392	$14,086

Performance Inception Date		Oct. 24, 2023
AssetsNet	$ 339,870,660	$ 339,870,660
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 239,958
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$339,870,660
# of Portfolio Holdings	101
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$239,958

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.3%
Communication Services	15.1%
Consumer Discretionary	14.7%
Consumer Staples	5.5%
Health Care	5.0%
Industrials	4.6%
Materials	1.3%
Utilities	1.2%
Energy	0.6%
Other	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 31, 2024, the Fund's fiscal year end changed from August 31 to December 31.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000244421
Shareholder Report [Line Items]
Fund Name	Goldman Sachs S&P 500 Core Premium Income ETF
Trading Symbol	GPIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs S&P 500 Core Premium Income ETF (the “Fund”) for the period of September 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIX	$10	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market rose in September 2024, as long-held expectations of interest rate cuts by the Federal Reserve finally materialized, heightening soft economic landing optimism. In the fourth quarter, the U.S. equity market continued to rally, especially following the U.S. presidential election, as reduced market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve investor sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

This actively-managed Fund invests in a portfolio of stocks comprised significantly of those included in the Fund's benchmark index—the S&P 500® (Index)—and uses a dynamic option overwrite strategy as it seeks to provide current income while maintaining prospects for capital appreciation.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	S&P 500® Index
10/24/23	$10,000	$10,000
12/23	$11,039	$11,267
12/24	$13,436	$14,086

Performance Inception Date		Oct. 24, 2023
AssetsNet	$ 362,309,252	$ 362,309,252
Holdings Count | Holding	503	503
Advisory Fees Paid, Amount	$ 246,657
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$362,309,252
# of Portfolio Holdings	503
Portfolio Turnover Rate	1%
Total Net Advisory Fees Paid	$246,657

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.4%
Financials	13.6%
Consumer Discretionary	11.3%
Health Care	10.1%
Communication Services	9.4%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Other	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 31, 2024, the Fund's fiscal year end changed from August 31 to December 31.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs